INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS
Summary of intangible assets

Balance as of January 1, 2021	622,578
Foreign exchange effect	30,889
Acquisition	166,310
Amortization	(310,017)
Balance as of December 31, 2021	509,760
Foreign exchange effect	(18,839)
Acquisition	189,382
Amortization	(265,144)
Balance as of December 31, 2022	415,159
Foreign exchange effect	(1,153)
Acquisition	127,195
Disposals	(1,336)
Amortization	(166,155)
Balance as of December 31, 2023	373,710

Estimated useful lives	up to 7 years